Segment Reporting (Details)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Number of operating segment	1
Description of segment reporting CODM	In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has only one reported operating segments as defined by ASC 280.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	management approach